UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23339

Name of Fund:  BlackRock Funds V
                             BlackRock Floating Rate Income Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds V, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2026

Date of reporting period: 01/31/2026

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.

BlackRock Floating Rate Income Portfolio

Institutional Shares | BFRIX

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about BlackRock Floating Rate Income Portfolio (the “Fund”) for the period of August 1, 2025 to January 31, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$35	0.69%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$3,018,310,062
Number of Portfolio Holdings...
462
Portfolio Turnover Rate...
22%

What did the Fund invest in?

(as of January 31, 2026)

Portfolio composition

Credit quality allocation

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Floating Rate Loan Interests...
95.9%
Investment Companies...
1.8
Corporate Bonds...
1.4
Fixed Rate Loan Interests...
0.5
Common Stocks...
0.4
Preferred Securities...
0.0Footnote Reference(b)
Warrants...
-
Other Interests...
-
Table Summary
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
1.1%
BBB/Baa...
8.7
BB/Ba...
28.9
B...
54.9
CCC/Caa...
2.9
CC/Ca...
0.0Footnote Reference(b)
D...
0.0Footnote Reference(b)
N/R...
3.5
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Floating Rate Income Portfolio

Institutional Shares | BFRIX

Semi-Annual Shareholder Report — January 31, 2026

BFRIX-01/26-SAR

BlackRock Floating Rate Income Portfolio

Investor A Shares | BFRAX

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about BlackRock Floating Rate Income Portfolio (the “Fund”) for the period of August 1, 2025 to January 31, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$48	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$3,018,310,062
Number of Portfolio Holdings...
462
Portfolio Turnover Rate...
22%

What did the Fund invest in?

(as of January 31, 2026)

Portfolio composition

Credit quality allocation

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Floating Rate Loan Interests...
95.9%
Investment Companies...
1.8
Corporate Bonds...
1.4
Fixed Rate Loan Interests...
0.5
Common Stocks...
0.4
Preferred Securities...
0.0Footnote Reference(b)
Warrants...
-
Other Interests...
-
Table Summary
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
1.1%
BBB/Baa...
8.7
BB/Ba...
28.9
B...
54.9
CCC/Caa...
2.9
CC/Ca...
0.0Footnote Reference(b)
D...
0.0Footnote Reference(b)
N/R...
3.5
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Floating Rate Income Portfolio

Investor A Shares | BFRAX

Semi-Annual Shareholder Report — January 31, 2026

BFRAX-01/26-SAR

BlackRock Floating Rate Income Portfolio

Investor C Shares | BFRCX

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about BlackRock Floating Rate Income Portfolio (the “Fund”) for the period of August 1, 2025 to January 31, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$86	1.70%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$3,018,310,062
Number of Portfolio Holdings...
462
Portfolio Turnover Rate...
22%

What did the Fund invest in?

(as of January 31, 2026)

Portfolio composition

Credit quality allocation

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Floating Rate Loan Interests...
95.9%
Investment Companies...
1.8
Corporate Bonds...
1.4
Fixed Rate Loan Interests...
0.5
Common Stocks...
0.4
Preferred Securities...
0.0Footnote Reference(b)
Warrants...
-
Other Interests...
-
Table Summary
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
1.1%
BBB/Baa...
8.7
BB/Ba...
28.9
B...
54.9
CCC/Caa...
2.9
CC/Ca...
0.0Footnote Reference(b)
D...
0.0Footnote Reference(b)
N/R...
3.5
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Floating Rate Income Portfolio

Investor C Shares | BFRCX

Semi-Annual Shareholder Report — January 31, 2026

BFRCX-01/26-SAR

BlackRock Floating Rate Income Portfolio

Class K Shares | BFRKX

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about BlackRock Floating Rate Income Portfolio (the “Fund”) for the period of August 1, 2025 to January 31, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$31	0.61%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$3,018,310,062
Number of Portfolio Holdings...
462
Portfolio Turnover Rate...
22%

What did the Fund invest in?

(as of January 31, 2026)

Portfolio composition

Credit quality allocation

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Floating Rate Loan Interests...
95.9%
Investment Companies...
1.8
Corporate Bonds...
1.4
Fixed Rate Loan Interests...
0.5
Common Stocks...
0.4
Preferred Securities...
0.0Footnote Reference(b)
Warrants...
-
Other Interests...
-
Table Summary
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
1.1%
BBB/Baa...
8.7
BB/Ba...
28.9
B...
54.9
CCC/Caa...
2.9
CC/Ca...
0.0Footnote Reference(b)
D...
0.0Footnote Reference(b)
N/R...
3.5
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Floating Rate Income Portfolio

Class K Shares | BFRKX

Semi-Annual Shareholder Report — January 31, 2026

BFRKX-01/26-SAR

(b) Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report.

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report.

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report.

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
January 31, 2026
Not FDIC Insured - May Lose Value - No Bank Guarantee
2026 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Funds V
BlackRock Floating Rate Income Portfolio

Table of Contents
Page

Derivative Financial Instruments

Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
January 31, 2026
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Financial Services — 0.1%
Aimbridge Topco LLC
(a) (b)
................ 24,947 $ 1,509,293
Food Products — 0.0%
H-Food Holdings LLC
(a)
................. 58,429 754,727
Ground Transportation — 0.0%
SIRVA, Inc.
(a)
........................ 8,136 6,102
Hotels, Restaurants & Leisure — 0.1%
(a)(b)
Fortrex Holdings LLC .................. 51,119 1,380,213
Hurtigruten Global Sales A/S ............. 112,028 1
1,380,214
Household Durables — 0.0%
Svp Singer
(a) (b)
....................... 52,276 202,570
IT Services — 0.1%
Travelport Technology Ltd.
(a) (b)
............ 1,636 3,912,494
Machinery — 0.0%
Ameriforge Group, Inc.
(a) (b)
............... 5,385 —
Media — 0.1%
Learfield Communications LLC , (Acquired
09/06/23 , cost $ 0 )
(a) (b) (c)
............... 14,037 1,572,144
Trading Companies & Distributors — 0.0%
TMK Hawk Parent Corp.
(a) (b)
.............. 94,283 659,981
Transportation Infrastructure — 0.0%
Incora Top Holdco LLC
(a) (b) (d)
.............. 37,466 222,923
Wireless Telecommunication Services — 0.0%
Altice France Lux 3
(a)
.................. 66,137 1,244,764
Total Common Stocks — 0 .4%
(Cost: $ 12,065,197 ) ............................... 11,465,212
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.0%
Wolverine Escrow LLC, 0.00%, 11/15/26
(b)
.... USD 2,628 —
Broadline Retail — 0.1%
Getty Images, Inc., 11.25%, 02/21/30
(d)
...... 3,256 2,914,422
Chemicals — 0.0%
Illuminate Buyer LLC, 9.00%, 07/01/28
(d)
..... 34 34,002
Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC,
5.03%, 12/31/49
(a) (b) (e)
............... 8,430 1
IT Services — 0.9%
Beignet Investor LLC, 6.58%, 05/30/49
(d)
..... 26,810 27,915,023
Pharmaceuticals — 0.3%
1261229 BC Ltd., 10.00%, 04/15/32
(d)
...... 7,495 7,691,797
Transportation Infrastructure — 0.0%
Incora Top Holdco LLC, 6.00%, 01/31/33
(a) (b) (e)
. 787 187,337
Wireless Telecommunication Services — 0.0%
Ligado Networks LLC, 15.50%, (15.50% Cash or
15.50% PIK), 11/01/24
(a) (d) (e) (f)
.......... 1,919 528,961
Total Corporate Bonds — 1 .3%
(Cost: $ 39,812,611 ) ............................... 39,271,543
Security
Par (000)
Par (000) Value
Fixed Rate Loan Interests
Health Care Technology — 0.2%
Cotiviti, Inc., 1st Lien Term Loan ,
7.63%
,
05/01/31 ................... USD 7,615 $ 7,086,788
IT Services — 0.1%
X Corp., 1st Lien Term Loan B3 , 9.50%
,
10/26/29 1,138 1,176,408
Software — 0.2%
Clover Holdings 2 LLC, 1st Lien Term Loan ,
7.75%
,
12/09/31 ................... 6,507 6,368,560
Total Fixed Rate Loan Interests — 0 .5%
(Cost: $ 15,244,760 ) ............................... 14,631,756
Floating Rate Loan Interests
Aerospace & Defense — 3.2%
(g)
Atlas CC Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 8.18%
,
05/25/29 ............. 17,677 3,615,734
Atlas CC Acquisition Corp., 1st Lien Term Loan
C , (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 8.18%
,
05/25/29 ............. 2,576 526,942
Bleriot US Bidco, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.17%
,
10/31/30 ................... 5,996 5,990,296
Cobham Ultra SeniorCo SARL, Facility 1st Lien
Term Loan B , (6-mo. CME Term SOFR at
0.50% Floor + 3.75%), 8.37%
,
08/03/29 ... 6,682 6,671,975
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
10/31/31 ............. 15,292 15,318,354
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
10/31/31 ............. 5,816 5,825,965
Kaman Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 2.50% Floor + 0.50%;
6-mo. CME Term SOFR at 2.50% Floor +
0.50% at 0.50% Floor + 0.00%), 6.32% -
6.54%
,
02/26/32 ................... 4,577 4,570,296
Kaman Corp., Delayed Draw 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.15%
,
02/26/32 ............. 85 84,724
Peraton Corp., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
7.69%
,
02/01/28 ................... 9,043 8,339,206
Propulsion BC Finco SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.17%
,
12/01/32 ............. 2,250 2,251,493
Setanta Aircraft Leasing DAC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.42%
,
11/06/28 ........ 2,506 2,514,705
TransDigm, Inc., 1st Lien Term Loan J , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.17%
,
02/28/31 ................... 14,800 14,790,567
TransDigm, Inc., 1st Lien Term Loan K , (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
5.92%
,
03/22/30 ................... 8,921 8,910,789
TransDigm, Inc., 1st Lien Term Loan L , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.17%
,
01/19/32 ................... 6,106 6,100,828

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Floating Rate Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
TransDigm, Inc., 1st Lien Term Loan M , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.17%
,
08/19/32 ................... USD 10,853 $ 10,843,358
96,355,232
Automobile Components — 1.8%
(g)
Allison Transmission, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.42%
,
01/03/33 ............. 4,539 4,548,078
Clarios Global LP, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.17% , 05/06/30 ........... 14,689 14,661,975
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.42% , 01/28/32 ........... 11,223 11,226,351
Garrett Motion Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 2.00%), 5.67%
,
01/30/32 ............ 642 643,117
Gates Corp., 1st Lien Term Loan B5 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.42%
,
06/04/31 ................... 10,166 10,169,528
Gates Global LLC, 1st Lien Term Loan B4 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.42%
,
11/16/29 ................... 1,624 1,624,649
RealTruck Group, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 7.54% , 01/31/28 ........... 429 331,158
(1-mo. CME Term SOFR at 0.75% Floor +
5.00%), 8.79% , 01/31/28 ........... 3,369 2,608,958
Tenneco, Inc., 1st Lien Term Loan B , (3-mo. CME
Term SOFR at 0.50% Floor + 5.00%), 8.77% -
8.99%
,
11/17/28 ................... 7,534 7,450,184
53,263,998
Automobiles — 0.3%
(g)
Bombardier Recreational Products, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.97%
,
01/22/31 ........ 2,754 2,757,300
Dealer Tire Financial LLC, 1st Lien Term Loan
B5 , (1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.67%
,
07/02/31 ............. 5,124 5,111,084
7,868,384
Beverages — 0.5%
(g)
Naked Juice LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.02% , 01/24/29 ........... 2,506 1,599,857
(3-mo. CME Term SOFR at 1.00% Floor +
5.50%), 9.17% , 01/24/29 ........... 9,449 9,383,936
(3-mo. CME Term SOFR at 0.50% Floor +
1.00%), 4.77% , 01/24/30 ........... 3,383 631,978
Sazerac Co., Inc., 1st Lien Term Loan B2 , (1-mo.
CME Term SOFR + 2.00%), 5.68%
,
07/09/32 2,142 2,137,669
13,753,440
Biotechnology — 0.6%
(g)
Biomarin Pharmaceutical, 1st Lien Term Loan B ,
(12-mo. CME Term SOFR at 0.00% Floor +
1.75%), 0.00%
,
01/28/33
(b)
............ 3,732 3,732,000
PAREXEL International Corp., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.75%), 6.42%
,
12/12/31 ............ 13,187 13,175,728
16,907,728
Security
Par (000)
Par (000) Value
Broadline Retail — 0.5%
(g)
Boots Group Finco LP, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.21%
,
08/30/32 ............. USD 6,676 $ 6,692,690
StubHub Holdco Sub LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 8.42%
,
03/15/30 ............. 9,265 9,235,924
15,928,614
Building Products — 1.4%
(g)
AZZ, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 1.75%),
5.42%
,
05/14/29 ................... 376 377,240
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.42%
,
09/08/32 ................... 14,158 14,136,618
CP Atlas Buyer, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 8.92%
,
07/08/30 ............. 5,862 5,748,227
CP Iris Holdco I, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.67%
,
10/27/32 ................... 7,238 7,183,478
Gibraltar Industries, Inc., 1st Lien Term Loan ,
01/31/33
(b) (h)
...................... 760 760,000
Wilsonart LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.92%
,
08/05/31 ................... 14,606 14,123,910
42,329,473
Capital Markets — 3.6%
(g)
Allspring Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.69%
,
11/01/30 ................... 1,364 1,363,964
Ardonagh Group Finco Pty. Ltd., Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
2.75% Floor + 0.0; 6-mo. CME Term SOFR at
2.75% Floor + 0.0% at 0.00% Floor + 0.00%),
6.37% - 6.42%
,
02/18/31 ............. 13,237 13,179,376
Aretec Group, Inc., 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.67%
,
08/09/30 ............. 3,980 3,958,797
Ascensus Holdings, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.67%
,
11/25/32 .............. 6,345 6,318,541
Axalta Coating Systems US Holdings, Inc.,
Facility 1st Lien Term Loan B7 , (3-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.42%
,
12/20/29 ................... 8,936 8,930,254
BCPE Pequod Buyer, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.42%
,
11/25/31 .............. 7,477 7,436,331
Chicago US MidCo III LP, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.17%
,
10/29/32 ............. 8,369 8,342,539
Citadel Securities Global Holdings LLC, Facility
1st Lien Term Loan , (3-mo. CME Term SOFR
at 0.00% Floor + 2.00%), 5.67%
,
10/31/31 .. 9,798 9,805,924
Edelman Financial Engines Center LLC (The),
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 6.67%
,
04/07/28 .. 8,109 8,102,741
Focus Financial Partners LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.22%
,
09/15/31 ........ 11,256 11,177,639
GTCR Everest Borrower LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.42%
,
09/05/31 ............ 2,616 2,611,356

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Hudson River Trading LLC, 1st Lien Term Loan
B2 , 03/18/30
(h)
..................... USD 5,632 $ 5,606,205
Jane Street Group LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.82%
,
12/15/31 ............. 15,070 14,941,984
Osaic Holdings, Inc., 1st Lien Term Loan , (6-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.60%
,
08/02/32 ................... 8,150 8,077,710
109,853,361
Chemicals — 3.4%
(g)
Aruba Investments Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 4.00%), 7.77%
,
11/24/27 ............ 2,315 2,138,966
Chemours Co. LLC, 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.17%
,
10/15/32 ............. 10,649 10,569,273
Derby Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.68%
,
11/01/30 ................... 8,657 8,661,494
Discovery Purchaser Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.42%
,
10/04/29 ............. 5,577 5,214,808
Element Solutions, Inc., 1st Lien Term Loan ,
12/18/30
(h)
....................... 2,160 2,165,746
Element Solutions, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.42%
,
12/18/30 ............. 6,339 6,355,826
Fortis 333, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.17%
,
03/29/32 ................... 3,965 3,917,361
HB Fuller Co., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.42%
,
02/15/30 ................... 840 840,735
INEOS US Finance LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92%
,
02/18/30 ............. 3,026 2,179,077
INEOS US Petrochem LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 7.92%
,
10/07/31 ............. 4,190 2,705,406
Lonza Group AG, Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 7.70%
,
07/03/28 ............. 5,830 4,915,182
Minerals Technologies, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
11/26/31
(b)
............ 3,831 3,840,538
Olympus Water US Holding Corp., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.25%), 6.92%
,
11/03/32 ............ 3,490 3,430,391
Olympus Water US Holding Corp., 1st Lien Term
Loan B6 , (3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.67%
,
06/23/31 ........ 13,376 13,169,025
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2 , (3-mo. CME Term SOFR
at 0.00% Floor + 4.25%), 8.00%
,
04/08/31 .. 10,002 7,351,541
Paint Intermediate III LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.87%
,
10/09/31 ............. 3,513 3,498,096
Solstice Advanced Materials, Inc., 1st Lien Term
Loan B , (12-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.76%
,
10/29/32 ........ 4,247 4,262,926
Sparta US HoldCo LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.00%), 6.70%
,
08/02/30 ............. 10,081 9,996,816
Security
Par (000)
Par (000) Value
Chemicals (continued)
WR Grace Holdings LLC, 1st Lien Term Loan
B1 , (3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.67%
,
08/19/32 ............. USD 6,156 $ 6,127,689
101,340,896
Commercial Services & Supplies — 3.2%
(g)
Action Environmental Group, Inc. (The), 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 6.92%
,
10/24/30 ........ 5,130 5,113,562
Allied Universal Holdco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92%
,
08/20/32 ............. 22,193 22,214,901
Asplundh Tree Expert LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.52%
,
09/06/27 ............. 2,809 2,810,408
Citrin Cooperman Advisors LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 6.67%
,
04/01/32 ............ 6,765 6,715,545
Clean Harbors, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.50%),
5.17%
,
10/11/32 ................... 2,365 2,381,271
Deep Blue Operating I LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.44%
,
10/01/32 ............. 1,482 1,484,786
Grant Thornton Advisors LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.42%
,
06/02/31 ............ 7,359 7,242,684
JFL-Tiger Acquisition Co., Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.75%), 7.42%
,
10/17/30
(b)
........... 4,232 4,235,802
Novelis, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.42%
,
03/11/32 ................... 10,817 10,812,714
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1 , (1-mo. CME Term SOFR at
0.00% Floor + 2.00%), 5.69%
,
10/15/30 ... 1,053 1,049,985
Prime Security Services Borrower LLC, 1st Lien
Term Loan B2 , (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 5.44%
,
03/08/32 ... 13,481 13,403,815
Quartz AcquireCo LLC, 1st Lien Term Loan B2 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.92%
,
06/28/30
(b)
............ 4,078 3,935,717
Reworld Holding Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.92%
,
01/15/31 ............. 1,913 1,910,016
Reworld Holding Corp., 1st Lien Term Loan B
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.92% , 11/30/28 ............ 5,811 5,811,446
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.93% , 01/15/31 ........... 3,250 3,245,325
Reworld Holding Corp., 1st Lien Term Loan C ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.93%
,
01/15/31 ............. 528 527,365
Summer BC Holdco B SARL, Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 5.00%), 8.93%
,
02/15/29 ... 1,930 1,779,333
TruGreen LP, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
7.67%
,
11/02/27 ................... 1,824 1,783,165
96,457,840

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Floating Rate Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Communications Equipment — 0.2%
Ciena Corp., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.43%
,
10/24/30
(g)
.................. USD 6,904 $ 6,905,495
Construction & Engineering — 0.8%
(g)
Azuria Water Solutions, Inc., 1st Lien Term Loan
B , (12-mo. CME Term SOFR at 0.00% Floor +
2.75%), 0.00%
,
01/27/33
(b)
............ 4,680 4,644,965
Azuria Water Solutions, Inc., Delayed Draw 1st
Lien Term Loan , 0.00%
,
01/27/33
(b)
....... 624 619,329
Brand Industrial Services, Inc., 1st Lien Term
Loan C , (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 8.35%
,
08/01/30 ........ 12,126 10,683,916
Construction Partners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.17%
,
11/03/31 .............. 2,587 2,586,365
Dycom Industries, Inc., 1st Lien Term Loan B ,
01/20/33
(h)
....................... 2,246 2,250,222
Legence Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.25%), 5.92%
,
12/16/31 ............. 4,538 4,548,191
25,332,988
Construction Materials — 1.8%
(g)
American Builders & Contractors Supply Co.,
Inc., 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.42%
,
01/31/31 ................... 7,668 7,686,071
MSOF Beacon LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR + 2.50%), 6.17%
,
12/23/32 1,668 1,665,398
NEW AMI I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
9.67%
,
03/08/29 ................... 1,938 1,690,703
Quikrete Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.92%
,
04/14/31 ............. 5,940 5,940,000
Quikrete Holdings, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.92%
,
03/19/29 ............. 5,329 5,331,621
Quikrete Holdings, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.92%
,
02/10/32 ............. 8,997 8,990,265
Standard Industries, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.42%
,
09/22/28 ............. 1,018 1,019,638
White Cap Supply Holdings LLC, Facility 1st Lien
Term Loan C , (1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 6.97%
,
10/19/29 ... 21,657 21,589,654
53,913,350
Consumer Staples Distribution & Retail — 0.3%
(g)
EG America LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.32% , 02/07/28 ........... 2,270 2,268,464
(12-mo. CME Term SOFR at 0.00% Floor +
3.50%), 0.00% , 01/30/31
(b)
.......... 5,914 5,906,608
US Foods, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.42%
,
10/03/31 ................... 1,491 1,499,489
9,674,561
Security
Par (000)
Par (000) Value
Containers & Packaging — 2.1%
(g)
Charter Next Generation, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 2.75%), 6.44%
,
11/29/30 ............ USD 15,348 $ 15,341,565
Clydesdale Acquisition Holdings, Inc., 1st Lien
Term Loan B
(1-mo. CME Term SOFR at 0.50% Floor +
3.18%), 6.85% , 04/13/29 ........... 1,070 1,064,029
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 6.92% , 04/01/32 ........... 9,751 9,693,985
Colossus Acquireco LLC, 1st Lien Term Loan ,
(1-day SOFR at 0.00% Floor + 1.75%),
5.41%
,
07/30/32 ................... 10,712 10,666,903
Graham Packaging Co., Inc., 1st Lien Term Loan
B , 01/14/33
(h)
..................... 5,919 5,909,115
LABL, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.50% Floor + 5.00%),
0.00%
,
10/30/28
(b)
.................. 10,523 5,419,398
Mauser Packaging Solutions Holding Co., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.50%), 7.23%
,
04/15/30 ... 4,890 4,763,398
Pregis TopCo LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.67%
,
02/01/29 ................... 4,137 4,144,902
ProAmpac PG Borrower LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 7.67% - 7.88%
,
09/15/28 ........ 1,022 1,021,371
Ring Container Technologies Group LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 2.50%), 6.17%
,
09/15/32 ... 2,549 2,551,263
Trident TPI Holdings, Inc., 1st Lien Term Loan
B7 , (3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.42%
,
09/15/28 ............. 4,615 4,341,323
64,917,252
Diversified Consumer Services — 0.9%
(g)
Bright Horizons Family Solutions LLC, 1st Lien
Term Loan B , (1-mo. CME Term SOFR at
0.50% Floor + 1.75%), 5.42%
,
08/23/32 ... 5,381 5,398,535
OMNIA Partners LLC, 1st Lien Term Loan C ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.45%
,
12/31/32 ............. 3,642 3,642,392
PG Polaris BidCo SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.92%
,
03/26/31 ............. 4,375 4,371,834
Planet US Buyer LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.82%
,
02/07/31 ............. 3,107 3,106,494
Wand NewCo 3, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.17%
,
01/30/31 ................... 9,587 9,576,391
26,095,646
Diversified REITs — 0.1%
RHP Hotel Properties LP, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.47%
,
05/18/30
(b) (g)
........... 2,275 2,271,860
Diversified Telecommunication Services — 2.6%
(g)
Level 3 Financing, Inc., 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92%
,
03/29/32 ............. 20,989 20,994,247
Lumen Technologies, Inc., 1st Lien Term Loan
A , (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 9.72%
,
06/01/28 ............. 596 597,173

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Lumen Technologies, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.14%
,
04/16/29 ............. USD 6,503 $ 6,482,309
Lumen Technologies, Inc., 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.14%
,
04/15/30 ............. 6,649 6,627,668
Orbcomm, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 4.25% Floor + 0.75;
3-mo. CME Term SOFR at 4.25% Floor +
0.75% at 0.75% Floor + 0.04%), 8.04% -
8.33%
,
09/01/28 ................... 3,225 2,995,350
Radiate Holdco LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 1.00% Floor +
4.00%), 7.67% , 06/26/29 ........... 194 193,685
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.29% , 09/25/29 ........... 17,479 14,875,777
Radiate Holdco LLC, Delayed Draw 1st Lien
Term Loan , (1-mo. CME Term SOFR at 1.00%
Floor + 4.00%), 7.67%
,
06/26/29 ........ 194 193,685
Sunrise Financing Partnership, Facility 1st Lien
Term Loan B , (6-mo. CME Term SOFR at
0.00% Floor + 2.50%), 0.00%
,
02/16/32 ... 2,258 2,249,758
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.04%
,
01/31/29 ........ 3,996 3,986,328
Zayo Group Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.83%
,
03/11/30 .............. 19,185 18,446,041
77,642,021
Electric Utilities — 0.7%
(g)
NRG Energy, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 1.75% Floor + 0.0; 3-mo.
CME Term SOFR at 1.75% Floor + 0.0% at
0.00% Floor + 0.00%), 5.52%
,
04/16/31 ... 15,722 15,729,608
Vistra Operations Co. LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.42%
,
12/20/30
(a)
............ 4,198 4,202,723
19,932,331
Electronic Equipment, Instruments & Components — 0.5%
(g)
Celestica, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.42%
,
06/20/31 ................... 3,152 3,167,760
Coherent Corp., 1st Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.42%
,
07/02/29 ................... 6,038 6,048,412
CoorsTek, Inc., 1st Lien Term Loan B , (12-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.68%
,
10/28/32 ................... 805 806,674
Sanmina Corp., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.70%
,
10/27/32
(b)
.................. 4,840 4,852,100
14,874,946
Energy Equipment & Services — 0.2%
Covia Holdings LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.40%
,
02/26/32
(g)
.................. 6,034 6,026,130
Security
Par (000)
Par (000) Value
Entertainment — 2.8%
(g)
City Football Group Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.18%
,
07/22/30 ............. USD 4,368 $ 4,344,657
Creative Artists Agency LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.17%
,
10/01/31 ............. 15,494 15,459,394
Delta 2 (Lux) SARL, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.42%
,
09/30/31 ............. 17,722 17,699,961
Live Nation Entertainment, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.67%
,
10/21/32
(b)
....... 6,533 6,516,668
Motion Finco SARL, Facility 1st Lien Term Loan
B3 , (3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.17%
,
11/13/29 .............. 11,865 10,103,899
TKO Worldwide Holdings LLC, 1st Lien Term
Loan B5 , (3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.87%
,
11/21/31 ........ 18,031 18,052,625
WMG Acquisition Corp., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.57%
,
01/24/31 ............. 12,672 12,707,301
84,884,505
Financial Services — 4.3%
(g)
ABG Intermediate Holdings 2 LLC, 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.92%
,
12/21/28 ........ 7,104 7,094,413
Acuren Delaware Holdco, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.42%
,
07/30/31 ............ 2,147 2,146,490
Apex Group Treasury LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.39%
,
02/27/32 ............. 9,871 9,081,677
APi Group DE, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.42%
,
01/03/29 ................... 15,309 15,336,227
Belron Finance 2019 LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.12%
,
10/16/31 ............. 21,802 21,851,481
CPI Holdco B LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.67%
,
05/19/31 ................... 18,209 18,110,597
EOC Borrower LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.67%
,
03/24/32 ............. 17,425 17,412,366
Gryphon Acquire NewCo LLC, 1st Lien Term
Loan , (6-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 6.88%
,
09/13/32 ............ 4,560 4,535,786
Guardian US Holdco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.17%
,
01/31/30 ............. 1,834 1,830,863
Hyperion Refinance SARL, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.42%
,
02/17/31 ............. 7,530 7,514,463
Orion US Finco, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.15%
,
10/08/32 ................... 5,399 5,395,653
Sotera Health Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.17%
,
05/30/31 ............. 11,575 11,603,541
Summit Acquisition, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.17%
,
10/16/31 ............. 326 326,897

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Floating Rate Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
WEX, Inc., 1st Lien Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.42%
,
04/03/28 ................... USD 2,970 $ 2,964,579
WEX, Inc., 1st Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.42%
,
03/05/32 ................... 3,712 3,691,089
128,896,122
Food Products — 1.6%
(g)
Chobani LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
5.92%
,
10/28/32 ................... 18,334 18,356,917
Froneri International Ltd., Facility 1st Lien Term
Loan B4 , (6-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.24%
,
09/30/31 ........ 17,762 17,714,929
Froneri US, Inc., Facility 1st Lien Term Loan B6 ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.12%
,
09/30/32 ............. 2,445 2,439,645
MP Midco Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 2.00% Floor +
6.50%), 10.17%
,
03/29/30 ............. 944 947,079
Primo Brands Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
5.92%
,
03/31/28 ................... 4,781 4,777,365
Utz Quality Foods LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.17%
,
01/29/32 ............. 3,121 3,112,470
Wellness Pet LLC, 1st Lien Term Loan A , (3-mo.
CME Term SOFR at 0.00% Floor + 3.95%),
7.62%
,
12/31/29 ................... 769 387,366
Wellness Pet LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
7.68%
,
12/31/29 ................... 429 34,742
47,770,513
Gas Utilities — 0.1%
M6 ETX Holdings II Midco LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.17%
,
04/01/32
(g)
........... 3,992 3,990,728
Ground Transportation — 0.9%
(g)
Genesee & Wyoming, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.42%
,
04/10/31 ............. 19,155 19,120,221
Hertz Corp. (The), 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.29%
,
06/30/28 ................... 6,772 5,756,116
Hertz Corp. (The), 1st Lien Term Loan C , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.29%
,
06/30/28 ................... 1,299 1,104,562
SIRVA Worldwide, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 2.00% Floor +
8.00%), 11.89%
,
08/20/29
(b)
............ 5,116 1,943,926
27,924,825
Health Care Equipment & Supplies — 1.4%
(g)
Bausch + Lomb Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR + 3.75%),
7.42%
,
01/15/31 ................... 16,154 16,254,669
Hologic, Inc., 1st Lien Term Loan B , 01/14/33
(h)
. 22,227 22,057,630
QuidelOrtho Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.67%
,
08/20/32 ................... 5,602 5,567,226
43,879,525
Security
Par (000)
Par (000) Value
Health Care Providers & Services — 2.3%
(g)
ACP Tara Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.97%
,
12/15/32
(b)
............ USD 1,057 $ 1,060,964
AHP Health Partners, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.92%
,
09/20/32 ............. 900 898,918
CHG Healthcare Services, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 2.75%), 6.59%
,
09/29/28 ............ 5,269 5,268,930
CNT Holdings I Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
6.17%
,
11/08/32 ................... 6,969 6,955,935
Concentra Health Services, Inc., 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.67%
,
07/28/31 ........ 2,599 2,600,437
Ensemble RCM LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.67%
,
08/01/29 ............. 7,391 7,321,810
Examworks Bidco, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.17%
,
11/01/28 .............. 8,994 8,987,992
EyeCare Partners LLC, 1st Lien Term Loan C ,
(6-mo. CME Term SOFR at 0.00% Floor +
6.75%), 10.48%
,
11/30/28
(a) (b) (e)
......... 237 40,995
LifePoint Health, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 7.42%
,
05/19/31 ............. 6,028 6,021,396
Medical Solutions Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 7.27%
,
11/01/28 ............ 5,068 994,586
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 7.00%), 10.77%
,
11/01/29 ........... 3,196 660,533
Medline Borrower LP, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.42% , 10/23/28 ........... 3,985 3,994,812
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.47% , 10/23/30 ........... 3,217 3,223,801
Option Care Health, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.42%
,
09/22/32 ............. 8,010 8,016,304
Raven Acquisition Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 6.67%
,
11/19/31 ............ 3,636 3,595,895
Surgery Center Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.17%
,
12/19/30 ............ 8,881 8,886,900
Team Health Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.17%
,
06/30/28 ............. 2,498 2,498,445
71,028,653
Health Care Technology — 1.5%
(g)
AthenaHealth Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.42%
,
02/15/29 ............. 12,930 12,749,188
Cotiviti, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.45%
,
05/01/31 ................... 13,035 12,033,185
Gainwell Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 7.77%
,
10/01/27 ............. 2,892 2,756,826

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Technology (continued)
PointClickCare Technologies, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.42%
,
11/03/31 ............ USD 6,380 $ 6,334,733
Polaris Newco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
7.85%
,
06/02/28 ................... 8,909 8,192,784
Waystar Technologies, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
10/22/29 ............. 3,211 3,191,087
45,257,803
Hotels, Restaurants & Leisure — 5.6%
(g)
1011778 BC ULC, 1st Lien Term Loan B5 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.47%
,
09/20/30 ................... 7,009 6,984,753
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan
(1-mo. CME Term SOFR at 1.00% Floor +
5.50%), 9.29% , 03/11/30 ............ 1,424 1,407,818
(1-mo. CME Term SOFR at 1.00% Floor +
7.61%), 11.29% , 03/11/30 ........... 1,331 1,316,167
Alterra Mountain Co., 1st Lien Term Loan B8 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.22%
,
05/31/30
(b)
............ 6,512 6,520,608
Bally's Corp., Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.18%
,
10/02/28 ............. 3,519 3,457,165
Caesars Entertainment, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.92%
,
02/06/30 ............. 6,521 6,472,506
Caesars Entertainment, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.92%
,
02/06/31 ............. 10,608 10,522,828
Crown Finance US, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.19%
,
12/02/31 ............. 5,176 5,036,077
DK Crown Holdings, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.42%
,
03/04/32 ............. 9,711 9,711,263
Fertitta Entertainment LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 6.92%
,
01/29/29 ............. 15,668 15,621,884
Flutter Financing BV, 1st Lien Term Loan B
(3-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.42% , 12/02/30 ........... 10,745 10,717,686
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.67% , 06/04/32 ........... 4,849 4,829,109
Fortrex LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 1.00% Floor + 1.00%),
4.77%
,
03/10/31 ................... 1,196 1,152,985
Four Seasons Hotels Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.47%
,
09/22/32 ............. 9,584 9,638,387
Great Canadian Gaming Corp., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 8.44%
,
11/01/29 ........ 5,923 5,768,960
Herschend Entertainment Co. LLC, 1st Lien Term
Loan , 05/27/32
(h)
................... 5,351 5,360,039
Hilton Domestic Operating Co., Inc., 1st Lien
Term Loan B4 , (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 5.42%
,
11/08/30 .... 10,802 10,845,405
IRB Holding Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
6.17%
,
12/16/30 ................... 10,735 10,727,910
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Light & Wonder International, Inc., 1st Lien Term
Loan B3 , (1-mo. CME Term SOFR at 0.50%
Floor + 2.00%), 5.67%
,
04/16/29 ........ USD 3,127 $ 3,115,722
Ontario Gaming GTA LP, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 7.92%
,
08/01/30 ............. 2,315 2,159,742
Penn Entertainment, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.17%
,
05/03/29 ............. 4,815 4,810,232
Scientific Games Holdings LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 6.65%
,
04/04/29 ............ 3,932 3,861,573
SeaWorld Parks & Entertainment, Inc., 1st Lien
Term Loan B3 , (1-mo. CME Term SOFR at
0.50% Floor + 2.00%), 5.67%
,
12/04/31 ... 3,049 3,032,433
Station Casinos LLC, Facility 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
03/14/31 ............. 9,256 9,255,356
TRQ Sales LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
6.94%
,
12/30/32 ................... 4,205 4,178,719
Voyager Parent LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR + 4.25%),
7.91%
,
07/01/32 ................... 6,579 6,561,540
Whatabrands LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.17%
,
08/03/28 ................... 3,580 3,573,382
Wyndham Hotels & Resorts, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 5.52%
,
05/24/30 ............ 3,414 3,418,874
170,059,123
Household Durables — 0.5%
(g)
Madison Safety & Flow LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.17%
,
09/26/31 ............. 2,895 2,898,891
Somnigroup International, Inc., 1st Lien Term
Loan B , (1-day SOFR at 0.00% Floor +
2.25%), 5.93%
,
10/24/31 ............. 2,882 2,898,785
SWF Holdings I Corp., 1st Lien Term Loan A1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.33%
,
12/19/29 ............. 1,850 1,835,346
SWF Holdings I Corp., Delayed Draw 1st Lien
Term Loan , (1-mo. CME Term SOFR at 1.00%
Floor + 4.50%), 8.17%
,
12/19/29 ........ 1,233 1,223,564
Weber-Stephen Products LLC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 7.41%
,
10/01/32 ........ 7,102 7,093,122
15,949,708
Household Products — 0.1%
Lavender Dutch Borrower Co. BV, Facility 1st
Lien Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 3.25%), 6.93%
,
12/02/32
(g)
.. 4,285 4,295,713
Independent Power and Renewable Electricity Producers — 0.6%
(g)
Calpine Construction Finance Co. LP, 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.42%
,
07/31/30 ........ 4,226 4,228,662
Constellation Renewables LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00% Floor
+ 2.00%), 5.82%
,
12/15/27 ............ 4,908 4,909,073
Talen Energy Supply LLC, 1st Lien Term Loan B
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.35% , 12/11/31 ............ 4,307 4,306,155

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Floating Rate Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67% , 11/25/32 ............ USD 4,870 $ 4,866,347
18,310,237
Industrial Conglomerates — 1.7%
(g)
Beach Acquisition Bidco LLC, 1st Lien Term Loan
B1 , (3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92%
,
09/13/32 ............. 1,895 1,895,000
EMRLD Borrower LP, 1st Lien Term Loan , (6-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.12%
,
08/04/31 ................... 5,099 5,089,875
EMRLD Borrower LP, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.07%
,
05/31/30 ............. 18,534 18,503,898
FCG Acquisitions, Inc., 1st Lien Term Loan ,
03/31/28
(h)
....................... 424 424,178
INNIO Group Holding GmbH, Facility 1st Lien
Term Loan B2 , (1-mo. CME Term SOFR at
0.00% Floor + 2.00%), 5.67%
,
11/02/28 .... 4,007 4,003,674
LSF12 Crown US Commercial Bidco LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR +
3.00%), 6.68%
,
12/02/31 ............. 3,468 3,469,158
Pinnacle Buyer LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.16%
,
10/01/32 ............. 4,368 4,367,696
Resideo Funding, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.72%
,
08/13/32 ............. 4,706 4,697,404
Resilience Parent LLC, 1st Lien Term Loan B ,
01/21/33
(h)
....................... 8,340 8,329,575
SVP-Singer Holdings, Inc., 2nd Lien Term
Loan , (3-mo. CME Term SOFR + 7.50%),
11.43%
,
10/15/29
(b)
................. 731 588,529
51,368,987
Insurance — 4.6%
(g)
Alliant Holdings Intermediate LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.17%
,
09/19/31 ............ 21,954 21,878,827
AmWINS Group, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 2.00%),
5.67%
,
01/30/32 ................... 20,239 20,191,518
Amynta Agency Borrower, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR + 2.50%),
6.17%
,
12/29/31 ................... 10,723 10,652,199
Baldwin Insurance Group Holdings LLC
(The), 1st Lien Term Loan B2 , (1-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
6.18%
,
05/26/31 ................... 4,657 4,630,221
CRC Insurance Group LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.42%
,
05/06/31 ............. 14,568 14,509,087
HUB International Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
2.25%), 5.92%
,
06/20/30 ............. 22,929 22,909,709
Jones DesLauriers Insurance Management, Inc.,
1st Lien Term Loan , 12/09/32
(h)
......... 4,516 4,511,603
Jones DesLauriers Insurance Management,
Inc., 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor + 2.75%),
6.42%
,
03/15/30 ................... 3,699 3,690,995
OneDigital Borrower LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.67%
,
07/02/31 ............. 1,204 1,199,880
Security
Par (000)
Par (000) Value
Insurance (continued)
Ryan Specialty LLC, 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
09/15/31 ............. USD 10,971 $ 10,962,249
Truist Insurance Holdings LLC, 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 4.75%), 8.42%
,
05/06/32 ............ 4,377 4,387,784
USI, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
5.92%
,
09/27/30 ................... 695 692,839
USI, Inc., 1st Lien Term Loan D , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
5.92%
,
11/21/29 ................... 19,649 19,624,815
139,841,726
Interactive Media & Services — 0.1%
Camelot US Acquisition LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.42%
,
01/31/31
(g)
............ 4,468 4,088,013
IT Services — 4.8%
(g)
Asurion LLC, 1st Lien Term Loan B11 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.02%
,
08/21/28 ................... 4,696 4,701,319
Asurion LLC, 1st Lien Term Loan B12 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.97%
,
09/19/30 ................... 2,455 2,457,241
Asurion LLC, 1st Lien Term Loan B13 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.92%
,
09/19/30 ................... 12,332 12,341,167
Asurion LLC, 2nd Lien Term Loan B4 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.04%
,
01/19/29 ................... 1,402 1,399,426
Central Parent LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
6.92%
,
07/06/29 ................... 14,197 11,327,354
Clearwater Analytics LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
04/21/32 ............. 5,354 5,340,199
Ecovyst Catalyst Technologies LLC, 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.67%
,
06/12/31 ........ 3,159 3,157,527
Epicor Software Corp., 1st Lien Term Loan E ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.50%), 6.17%
,
05/30/31 ............. 13,314 13,206,088
Fortress Intermediate 3, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.67%
,
06/27/31
(b)
............ 2,843 2,786,186
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B7 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.42%
,
05/30/31 ........ 4,801 4,770,435
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B8 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.42%
,
11/09/29 ........ 6,332 6,291,783
ION Platform Finance US, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.75%), 7.42%
,
09/30/32 ............ 16,060 14,199,770
Iron Mountain, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.67%
,
01/31/31 ................... 1,765 1,746,182
Mitchell International, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.25%), 8.92%
,
06/07/32 ............. 2,153 2,115,262

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services (continued)
Modena Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.92%
,
07/01/31 ................... USD 3,293 $ 3,130,652
Project Boost Purchaser LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.42%
,
07/16/31 ............ 8,299 8,142,037
Sedgwick Claims Management Services, Inc., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 2.50%), 6.17%
,
07/31/31 ... 17,650 17,569,973
Shift4 Payments LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR + 2.00%), 5.65%
,
07/06/32 2,865 2,879,144
X Corp., 1st Lien Term Loan B1 , (6-mo. CME
Term SOFR at 0.50% Floor + 6.50%),
10.45%
,
10/26/29 .................. 17,956 17,914,567
xAI Corp., 1st Lien Term Loan , (6-mo. CME
Term SOFR at 0.00% Floor + 7.25%),
11.12%
,
06/28/30 .................. 10,477 10,654,352
146,130,664
Leisure Products — 0.1%
Hayward Industries, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.29%
,
05/30/28
(g)
............ 2,113 2,120,171
Life Sciences Tools & Services — 0.3%
(g)
ICON Luxembourg SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.67%
,
07/03/28 ............. 3,172 3,179,317
Pra Health Sciences, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.67%
,
07/03/28 ............. 790 792,130
Star Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.67%
,
09/27/30 ................... 4,126 4,127,211
8,098,658
Machinery — 4.9%
Aggreko Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.87%
,
05/21/31
(g)
............ 11,480 11,411,316
AI Aqua Merger Sub, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.65% - 6.85%
,
07/31/28
(g)
....... 10,927 10,924,664
Chart Industries, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.16%
,
03/15/30
(g)
.................. 2,959 2,961,941
Columbus McKinnon Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.17%
,
05/15/28
(b) (g)
........... 2,253 2,238,522
Columbus McKinnon Corp., 1st Lien Term Loan
B , 01/21/33
(g) (h)
.................... 5,934 5,889,495
CompoSecure Holdings LLC, 1st Lien Term
Loan , (12-mo. CME Term SOFR + 2.25%),
5.75%
,
01/14/33
(g)
.................. 6,992 6,970,185
Filtration Group Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.42%
,
10/23/28
(g)
............ 11,526 11,532,967
Hunter Douglas, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.67%
,
01/16/32
(g)
............ 11,615 11,569,224
Indicor LLC, 1st Lien Term Loan E , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
0.00%
,
11/22/29
(g)
.................. 2,824 2,820,798
INNIO North America Holding, Inc., Facility 1st
Lien Term Loan B , 5.66%
,
11/03/31
(b)
..... 2,207 2,201,827
Security
Par (000)
Par (000) Value
Machinery (continued)
LSF12 Helix Parent LLC, 1st Lien Term Loan B ,
01/24/33
(g) (h)
...................... USD 5,779 $ 5,757,329
Madison IAQ LLC, 1st Lien Term Loan , (6-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.13%
,
06/21/28
(g)
.................. 15,015 15,005,933
Rexnord LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
5.83%
,
10/04/28
(g)
.................. 1,929 1,935,998
SPX FLOW, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
6.42%
,
04/05/29
(g)
.................. 11,846 11,842,488
TK Elevator Midco GmbH, 1st Lien Term Loan
B1 , (6-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.95%
,
04/30/30
(g)
............ 17,951 17,981,210
Vertiv Group Corp., 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.45%
,
08/12/32
(g)
............ 14,520 14,554,259
Vortex Opco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
8.04%
,
12/18/28
(a) (e) (g)
................ 6,271 752,465
WEC US Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.70%
,
01/27/31
(g)
............ 10,414 10,397,287
146,747,908
Media — 2.3%
(g)
Altice France SA, 1st Lien Term Loan B14 ,
(3-mo. CME Term SOFR at 0.00% Floor +
6.88%), 10.55%
,
05/30/31 ............. 11,097 11,244,487
Charter Communications Operating LLC, 1st Lien
Term Loan B4 , (3-mo. CME Term SOFR at
0.00% Floor + 2.00%), 5.66%
,
12/09/30 ... 7,501 7,479,863
Charter Communications Operating LLC, 1st Lien
Term Loan B5 , (3-mo. CME Term SOFR at
0.00% Floor + 2.25%), 5.91%
,
12/15/31 ... 5,640 5,629,996
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 7.79%
,
08/23/28 ........ 4,021 4,017,214
CSC Holdings LLC, 1st Lien Term Loan B5 ,
(US Prime Rate at 0.00% Floor + 1.50%),
8.25%
,
04/15/27 ................... 15,783 14,062,548
DirecTV Financing LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
5.00%), 8.93%
,
08/02/27 ............. 485 485,447
ECL Entertainment LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.67%
,
08/30/30 ............. 4,527 4,517,749
Fleet US Bidco, Inc., 1st Lien Term Loan B2 ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.79%
,
02/21/31
(b)
............ 3,595 3,599,773
Gray Television, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 8.95%
,
05/23/29 ............. 45 45,452
Learfield Communications LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 2.00% Floor
+ 4.75%), 8.47%
,
06/30/28 ............ 5,539 5,548,865
NEP Group, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.17%
,
10/17/31 ................... 7,036 6,423,516
Outfront Media Capital LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
09/24/32 ............. 3,630 3,643,613

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Floating Rate Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
Telenet Financing USD LLC, Facility 1st Lien
Term Loan AR , (1-mo. CME Term SOFR at
0.00% Floor + 2.00%), 5.79%
,
05/01/28 ... USD 1,645 $ 1,625,128
68,323,651
Multi-Utilities — 0.5%
GFL Environmental Services, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.27%
,
03/03/32
(g)
........... 14,298 14,286,298
Oil, Gas & Consumable Fuels — 1.5%
(g)
BIP Pipeco Holding LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.65%
,
12/05/30 ............. 1,028 1,028,023
Blackfin Pipeline LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.75%
,
10/01/32 ................... 2,324 2,337,549
Buckeye Partners LP, 1st Lien Term Loan B7 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.42%
,
11/22/32 .............. 2,834 2,841,625
Freeport LNG Investments LLLP, 1st Lien Term
Loan , 01/28/33
(h)
................... 5,970 5,947,613
Freeport LNG Investments LLLP, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 6.92%
,
12/21/28 ........ 10,615 10,615,327
GIP Pilot Acquisition Partners LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.00%), 5.65%
,
10/04/30 ............ 1,617 1,616,900
Hilcorp Energy I LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.68%
,
02/06/30 ................... 5,790 5,790,245
Meade Pipeline Co. LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.69%
,
09/22/32 ............. 1,340 1,340,844
Murphy USA, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.45%
,
04/07/32 ................... 2,152 2,169,272
Oryx Midstream Services Permian Basin LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 2.25%), 5.92%
,
10/05/28 ... 8,572 8,569,865
TransMontaigne Operating Co. LP, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 0.00%
,
11/17/28 ........ 1,305 1,302,899
WhiteWater Matterhorn Holdings LLC, 1st Lien
Term Loan B , 06/16/32
(h)
.............. 3,136 3,122,282
46,682,444
Paper & Forest Products — 0.4%
BradyPlus Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.19%
,
12/29/32
(g)
............ 10,859 10,786,570
Passenger Airlines — 1.5%
(g)
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.92% , 04/20/28 ........... 6,038 6,038,444
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92% , 05/28/32 ........... 2,336 2,338,681
Air Canada, 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.42%
,
03/21/31 ................... 8,489 8,478,785
American Airlines, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.52% , 01/29/27 ........... 4,988 4,979,866
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.00% , 02/15/28 ........... 1,281 1,279,698
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.26% , 06/04/29 ........... USD 6,554 $ 6,541,303
Jetblue Airways Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 8.44%
,
08/27/29 ............. 6,334 6,060,469
Stonepeak Nile Parent LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.92%
,
04/09/32 ............. 2,616 2,612,730
United Airlines, Inc., Facility 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
02/24/31 ............. 6,970 6,968,120
45,298,096
Pharmaceuticals — 1.0%
(g)
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan
, 08/02/32
(h)
...................... 75 75,008
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.17% , 08/02/32 ........... 11,892 11,921,926
Elanco Animal Health, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.45%
,
10/29/32 ............. 3,045 3,042,598
Endo Finance Holdings LP, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.42%
,
04/23/31 ............. 1,934 1,934,407
Jazz Financing Lux SARL, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.97%
,
05/05/28 ............. 5,357 5,369,572
Organon & Co., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
5.92%
,
05/19/31 ................... 1,754 1,696,052
Perrigo Investments LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
04/20/29 ............. 5,703 5,691,324
29,730,887
Professional Services — 2.5%
(g)
AlixPartners LLP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.67%
,
08/12/32 ................... 8,638 8,582,382
Celestial-Saturn Parent, Inc., 2nd Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 6.50%), 10.33%
,
06/04/29
(b)
.......... 3,230 3,189,705
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.29%
,
06/02/28 ................... 11,603 11,564,796
Corpay Technologies Operating Co. LLC, 1st
Lien Term Loan B4 , (1-mo. CME Term SOFR
at 0.00% Floor + 1.75%), 5.42%
,
04/28/28 .. 10,733 10,725,184
Dayforce, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.67%
,
03/01/31
(b)
.................. 4,716 4,704,470
Element Materials Technology Group US
Holdings, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 3.68%),
7.35%
,
06/22/29 ................... 4,121 4,127,621
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
1.50%), 5.34%
,
07/31/30 ............. 4,371 4,145,532
TransUnion LLC, 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.42%
,
06/24/31 ................... 6,505 6,502,833
TransUnion LLC, 1st Lien Term Loan B9 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.42%
,
06/24/31 ................... 4,745 4,745,063

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Professional Services (continued)
Zelis Cost Management Buyer, Inc., 1st Lien
Term Loan B2 , (1-mo. CME Term SOFR at
0.00% Floor + 2.75%), 6.47%
,
09/28/29 ... USD 1,985 $ 1,930,568
Zelis Payments Buyer, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.97%
,
11/26/31 .............. 14,516 14,130,815
74,348,969
Semiconductors & Semiconductor Equipment — 0.4%
(g)
Entegris, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.42%
,
07/06/29 ................... 382 383,119
Qnity Electronics, Inc., 1st Lien Term Loan ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.70%
,
10/29/32 ............. 12,290 12,336,087
12,719,206
Software — 9.0%
(g)
Applied Systems, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.17%
,
02/24/31 ............. 17,905 17,745,658
Avalara, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.42%
,
03/26/32 ................... 4,832 4,727,778
Barracuda Networks, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.17%
,
08/15/29 ............. 5,302 4,076,295
Boxer Parent Co., Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.82%
,
07/30/31 ............. 16,087 15,443,902
Capstone Borrower, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR + 2.75%),
6.42%
,
06/17/30
(b)
.................. 3,137 3,047,957
CCC Intelligent Solutions, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.00%), 5.67%
,
01/23/32 ............ 11,219 11,106,413
Cloud Software Group, Inc., 1st Lien Term Loan
B
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92% , 03/21/31 ........... 11,695 11,325,861
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92% , 08/16/32 ........... 14,034 13,595,709
Cloudera, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
7.57%
,
10/09/28 ................... 2,384 2,038,665
Clover Holdings 2 LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.67%
,
12/09/31 ............. 6,248 6,123,017
Darktrace Finco US LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.90%
,
10/09/31 ............. 1,057 1,028,260
Dawn Bidco LLC, 1st Lien Term Loan , 08/20/32
(h)
13,805 13,390,850
DS Admiral Bidco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.25%), 7.92%
,
06/26/31
(b)
............ 3,422 3,293,529
Ellucian Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.47%
,
10/09/29 ............. 12,700 12,544,510
Ellucian Holdings, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 8.42%
,
11/15/32 .............. 3,516 3,432,495
Gen Digital, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.42%
,
09/12/29 ................... 14,487 14,324,361
Security
Par (000)
Par (000) Value
Software (continued)
Genesys Cloud Services, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.17%
,
01/30/32 ............ USD 16,911 $ 16,509,165
Kaseya, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
6.67%
,
03/22/32 ................... 17,201 16,534,103
McAfee Corp., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.67%
,
03/01/29 ................... 7,891 6,963,985
MH Sub I LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 7.92% , 05/03/28 ........... 3,700 3,345,799
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 7.92% , 12/31/31 ........... 3,954 3,227,263
MKS Instruments, Inc., 1st Lien Term Loan B ,
01/27/33
(h)
....................... 4,946 4,952,182
MKS, Inc., 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
5.67%
,
08/17/29 ................... 9,487 9,498,741
Ping Identity Holding Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.59%
,
11/15/32 .............. 2,676 2,650,364
Planview Parent, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.17%
,
12/17/27 ............. 1,694 1,498,935
Proofpoint, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.67%
,
08/31/28 ................... 15,345 15,220,275
RealPage, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.93%
,
04/24/28 ................... 8,282 8,170,938
Sabre GLBL, Inc., 1st Lien Term Loan B1
(1-mo. CME Term SOFR at 0.50% Floor +
6.25%), 10.02% , 07/30/29 ........... 738 572,746
(1-mo. CME Term SOFR at 0.50% Floor +
6.00%), 9.77% , 11/15/29 ............ 2,968 2,317,051
Sabre GLBL, Inc., 1st Lien Term Loan B2
(1-mo. CME Term SOFR at 0.50% Floor +
6.25%), 10.02% , 07/30/29 ........... 1,224 949,716
(1-mo. CME Term SOFR at 1.50% Floor +
6.00%), 9.77% , 11/15/29 ............ 2,004 1,555,013
SS&C Technologies, Inc., 1st Lien Term Loan
B8 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.72%
,
05/09/31 ............. 16,585 16,569,880
UKG, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
6.17%
,
02/10/31 ................... 13,155 12,809,498
VS Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
5.92%
,
04/14/31 ................... 10,915 10,779,023
271,369,937
Specialty Retail — 1.0%
(g)
LS Group OpCo Acquistion LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 2.50%
Floor + 0.0; 3-mo. CME Term SOFR at 2.50%
Floor + 0.0% at 0.00% Floor + 0.00%), 6.17%
- 6.32%
,
04/23/31 .................. 5,336 5,332,767
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.75% Floor + 3.00%), 6.67%
,
05/04/28 ... 14,063 14,055,305
Peer Holding III BV, Facility 1st Lien Term Loan
B8 , (3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.92%
,
09/29/32 ............. 1,095 1,093,631

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Floating Rate Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Project Aurora US Finco, Inc., Facility 1st Lien
Term Loan B2 , (3-mo. CME Term SOFR at
0.00% Floor + 2.75%), 6.49%
,
09/30/32 ... USD 1,202 $ 1,202,757
Pye-Barker Fire & Safety LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.21%
,
12/16/32 ............ 5,055 5,052,577
Restoration Hardware, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.33%
,
10/20/28 ............. 3,530 3,472,480
30,209,517
Technology Hardware, Storage & Peripherals — 0.5%
Finastra USA, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.72%
,
09/15/32
(g)
.................. 18,919 16,601,169
Trading Companies & Distributors — 0.9%
(g)
Core & Main LP, 1st Lien Term Loan D , (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.69%
,
07/27/28 ................... 11,120 11,133,515
Core & Main LP, 1st Lien Term Loan E , (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.69%
,
02/10/31 ................... 6,667 6,658,730
Gulfside Supply, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.67%
,
06/17/31 ................... 1,385 1,341,731
Herc Holdings, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.42%
,
07/02/32 ................... 1,610 1,610,676
QXO Building Products, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
04/30/32 ............. 1,931 1,932,676
TMK Hawk Parent Corp., 1st Lien Term Loan ,
(US Prime Rate + 0.00%), 11.00%
,
12/15/31
(b)
258 —
TMK Hawk Parent Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 7.67%
,
06/29/29 ............. 7,383 3,334,528
26,011,856
Transportation Infrastructure — 1.0%
(g)
Apple Bidco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.17%
,
09/23/31 ................... 17,893 17,889,320
OLA Netherlands BV, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 6.25%),
10.07%
,
12/15/26
(b)
................. 4,992 4,954,628
Rand Parent LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.67%
,
03/18/30 ................... 6,778 6,785,300
29,629,248
Wireless Telecommunication Services — 0.5%
(g)
Digicel International Finance Ltd., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 5.25%), 9.02%
,
08/09/32 ............ 3,123 3,125,779
SBA Senior Finance II LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.43%
,
01/27/31 ............. 6,231 6,248,059
Windstream Services LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.67%
,
10/06/32
(b)
............ 6,439 6,439,000
15,812,838
Total Floating Rate Loan Interests — 89 .9%
(Cost: $ 2,771,299,023 ) ............................ 2,714,099,814
Security
Shares
Shares Value
Investment Companies
Invesco Senior Loan ETF
(i)
.............. 980,000 $ 20,325,200
iShares Broad USD High Yield Corporate Bond
ETF
(j)
........................... 596,241 22,442,511
State Street Blackstone Senior Loan ETF .... 200,000 8,192,000
Total Investment Companies — 1 .7%
(Cost: $ 51,034,687 ) ............................... 50,959,711
Beneficial Interest
(000)
Other Interests
(k)
Capital Markets — 0.0%
Millennium Corp. Claim
(b)
................ USD 15,011 —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... —
Shares
Shares
Preferred Securities
Preferred Stocks — 0.0%
IT Services — 0.0%
(a)
Veritas Newco
(b)
...................... 14,627 314,481
Veritas Newco, Series G-1 ............... 10,105 237,467
551,948
Machinery — 0.0%
Sirva-Bgrs Holdings, Inc. , 15.25%
(b)
........ 1,870 327,238
Total Preferred Securities — 0.0%
(Cost: $ 1,789,736 ) ............................... 879,186
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International ( Issued/
Exercisable 07/14/22 , 1 Share for 1 Warrant,
Expires 04/26/27 , Strike Price USD 10.00 )
(a) (b)
16,956 —
Total Warrants — 0.0%
(Cost: $ — ) ..................................... —
Total Long-Term Investments — 93.8%
(Cost: $ 2,891,246,014 ) ............................ 2,831,307,222
Short-Term Securities
Money Market Funds — 10.1%
(j)(l)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(m)
................... 20,765,617 20,776,000
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.57% ..................... 283,784,543 283,784,543
Total Short-Term Securities — 10 .1%
(Cost: $ 304,560,543 ) .............................. 304,560,543
Total Investments — 103 .9%
(Cost: $ 3,195,806,557 ) ............................ 3,135,867,765
Liabilities in Excess of Other Assets — (3.9) % ............. (117,557,703)
Net Assets — 100.0% ...............................
$ 3,018,310,062

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Floating Rate Income Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
(a)
Non-income producing security.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,572,144, representing 0.05% of its net assets as of period end, and an original cost of $0.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Issuer filed for bankruptcy and/or is in default.
(f)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(h)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)
All or a portion of this security is on loan.
(j)
Affiliate of the Fund.
(k)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(l)
Annualized 7-day yield as of period end.
(m)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
Shares
Held at
01/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 64,614,273 $ — $ (43,846,426)
(a)
$ 10,556 $ (2,403) $ 20,776,000 20,765,617 $ 52,673
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 328,860,244 — (45,075,701)
(a)
— — 283,784,543 283,784,543 6,071,388 —
iShares 0-5 Year High Yield
Corporate Bond ETF
(c)
... 2,195,557 — (2,195,210) 110,033 (110,380) — — 25,746 —
iShares 1-5 Year Investment
Grade Corporate Bond
ETF
(c)
.............. — — — — — — — 16,180 —
iShares Broad USD High Yield
Corporate Bond ETF .... 11,637,301 20,167,915 (9,372,500) 71,190 (61,395) 22,442,511 596,241 641,881 —
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
... — — — — — — — 8,784 —
$ 191,779 $ (174,178) $ 327,003,054 $ 6,816,652 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Floating Rate Income Portfolio
Schedule of Investments

Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 239,795 EUR 203,000 Morgan Stanley & Co. International plc 03/18/26 $ (1,321)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
43.V2 ........... 5 .00 % Quarterly 12/20/29 B+ USD 52,934 $ 4,471,686 $ 2,572,866 $ 1,898,820
Markit CDX North American
High Yield Index Series
44.V2 ........... 5 .00 Quarterly 06/20/30 BB- USD 19,800 1,817,928 215,193 1,602,735
$ 6,289,614 $ 2,788,059 $ 3,501,555
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/26 USD 25,000 $ (180,932) $ (126,164) $ (54,768)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/26 USD 25,000 721,795 (47,945) 769,740
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination Barclays Bank plc 06/20/26 USD 20,000 108,219 (109,691) 217,910
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/26 USD 65,000 334,369 (356,495) 690,864
$ 983,451 $ (640,295) $ 1,623,746
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 3 .68%

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Floating Rate Income Portfolio

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ 2,788,059 $ — $ 3,501,555 $ —
OTC Swaps ................................................................... — (640,295) 1,678,514 (54,768)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. $ — $ 3,501,555 $ — $ — $ — $ — $ 3,501,555
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — — — 1,678,514 — 1,678,514
$ — $ 3,501,555 $ — $ — $ 1,678,514 $ — $ 5,180,069
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... $ — $ — $ — $ 1,321 $ — $ — $ 1,321
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — — — 695,063 — 695,063
$ — $ — $ — $ 1,321 $ 695,063 $ — $ 696,384
(a)
Net cumulative unrealized appreciation (depreciation) on centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended January 31, 2026, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Forward foreign currency exchange contracts .... $ — $ — $ — $ (223) $ — $ — $ (223)
Swaps .............................. — 1,304,810 (268,366) — 1,232,714 — 2,269,158
$ — $ 1,304,810 $ (268,366) $ (223) $ 1,232,714 $ — $ 2,268,935
Net Change in Unrealized Appreciation
(Depreciation) on
Forward foreign currency exchange contracts .... $ — $ — $ — $ (5,783) $ — $ — $ (5,783)
Swaps .............................. — 1,051,391 — — (1,352,553) — (301,162)
$ — $ 1,051,391 $ — $ (5,783) $ (1,352,553) $ — $ (306,945)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 239,921
Credit default swaps
Average notional value — sell protection ................................................................................... 72,967,000
Total return swaps
Average notional value ............................................................................................... 135,000,000

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Floating Rate Income Portfolio
Schedule of Investments

Derivative Financial Instruments — Offsetting as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Forward f oreign currency exchange contracts ................................................................. $ — $ 1,321
Swaps — centrally cleared .............................................................................. — 85,112
Swaps — OTC
(a)
..................................................................................... 1,678,514 695,063
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 1,678,514 $ 781,496
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
— (85,112)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 1,678,514 $ 696,384
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Barclays Bank plc ................................ $ 217,910 $ (109,691) $ — $ — $ 108,219
Morgan Stanley & Co. International plc .................. 1,460,604 (586,693) — (873,911) —
$ 1,678,514 $ (696,384) $ — $ (873,911) $ 108,219
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
Barclays Bank plc ................................ $ 109,691 $ (109,691) $ — $ — $ —
Morgan Stanley & Co. International plc .................. 586,693 (586,693) — — —
$ 696,384 $ (696,384) $ — $ — $ —
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Financial Services ...................................... $ — $ — $ 1,509,293 $ 1,509,293
Food Products ......................................... — 754,727 — 754,727
Ground Transportation ................................... — 6,102 — 6,102
Hotels, Restaurants & Leisure .............................. — — 1,380,214 1,380,214
Household Durables ..................................... — — 202,570 202,570
IT Services ........................................... — — 3,912,494 3,912,494
Machinery ............................................ — — — —
Media ............................................... — — 1,572,144 1,572,144
Trading Companies & Distributors ............................ — — 659,981 659,981

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Floating Rate Income Portfolio

Level 1 Level 2 Level 3 Total
Transportation Infrastructure ............................... $ — $ — $ 222,923 $ 222,923
Wireless Telecommunication Services ......................... — 1,244,764 — 1,244,764
Corporate Bonds
Aerospace & Defense .................................... — — — —
Broadline Retail ........................................ — 2,914,422 — 2,914,422
Chemicals ............................................ — 34,002 — 34,002
Electric Utilities ........................................ — — 1 1
IT Services ........................................... — 27,915,023 — 27,915,023
Pharmaceuticals ....................................... — 7,691,797 — 7,691,797
Transportation Infrastructure ............................... — — 187,337 187,337
Wireless Telecommunication Services ......................... — 528,961 — 528,961
Fixed Rate Loan Interests ................................... — 14,631,756 — 14,631,756
Floating Rate Loan Interests
Aerospace & Defense .................................... — 96,355,232 — 96,355,232
Automobile Components .................................. — 53,263,998 — 53,263,998
Automobiles .......................................... — 7,868,384 — 7,868,384
Beverages ........................................... — 13,753,440 — 13,753,440
Biotechnology ......................................... — 13,175,728 3,732,000 16,907,728
Broadline Retail ........................................ — 15,928,614 — 15,928,614
Building Products ....................................... — 41,569,473 760,000 42,329,473
Capital Markets ........................................ — 109,853,361 — 109,853,361
Chemicals ............................................ — 97,500,358 3,840,538 101,340,896
Commercial Services & Supplies ............................. — 88,286,321 8,171,519 96,457,840
Communications Equipment ................................ — 6,905,495 — 6,905,495
Construction & Engineering ................................ — 20,068,694 5,264,294 25,332,988
Construction Materials .................................... — 53,913,350 — 53,913,350
Consumer Staples Distribution & Retail ........................ — 3,767,953 5,906,608 9,674,561
Containers & Packaging .................................. — 59,497,854 5,419,398 64,917,252
Diversified Consumer Services .............................. — 26,095,646 — 26,095,646
Diversified REITs ....................................... — — 2,271,860 2,271,860
Diversified Telecommunication Services ........................ — 77,642,021 — 77,642,021
Electric Utilities ........................................ — 19,932,331 — 19,932,331
Electronic Equipment, Instruments & Components ................. — 10,022,846 4,852,100 14,874,946
Energy Equipment & Services .............................. — 6,026,130 — 6,026,130
Entertainment ......................................... — 78,367,837 6,516,668 84,884,505
Financial Services ...................................... — 128,896,122 — 128,896,122
Food Products ......................................... — 47,770,513 — 47,770,513
Gas Utilities ........................................... — 3,990,728 — 3,990,728
Ground Transportation ................................... — 25,980,899 1,943,926 27,924,825
Health Care Equipment & Supplies ........................... — 43,879,525 — 43,879,525
Health Care Providers & Services ............................ — 69,926,694 1,101,959 71,028,653
Health Care Technology .................................. — 45,257,803 — 45,257,803
Hotels, Restaurants & Leisure .............................. — 163,538,515 6,520,608 170,059,123
Household Durables ..................................... — 15,949,708 — 15,949,708
Household Products ..................................... — 4,295,713 — 4,295,713
Independent Power and Renewable Electricity Producers ............ — 18,310,237 — 18,310,237
Industrial Conglomerates .................................. — 50,780,458 588,529 51,368,987
Insurance ............................................ — 139,841,726 — 139,841,726
Interactive Media & Services ............................... — 4,088,013 — 4,088,013
IT Services ........................................... — 143,344,478 2,786,186 146,130,664
Leisure Products ....................................... — 2,120,171 — 2,120,171
Life Sciences Tools & Services .............................. — 8,098,658 — 8,098,658
Machinery ............................................ — 142,307,559 4,440,349 146,747,908
Media ............................................... — 64,723,878 3,599,773 68,323,651
Multi-Utilities .......................................... — 14,286,298 — 14,286,298
Oil, Gas & Consumable Fuels ............................... — 46,682,444 — 46,682,444
Paper & Forest Products .................................. — 10,786,570 — 10,786,570
Passenger Airlines ...................................... — 45,298,096 — 45,298,096
Pharmaceuticals ....................................... — 29,730,887 — 29,730,887
Professional Services .................................... — 66,454,794 7,894,175 74,348,969
Semiconductors & Semiconductor Equipment .................... — 12,719,206 — 12,719,206
Software ............................................. — 265,028,451 6,341,486 271,369,937
Specialty Retail ........................................ — 30,209,517 — 30,209,517
Technology Hardware, Storage & Peripherals .................... — 16,601,169 — 16,601,169
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Floating Rate Income Portfolio
Schedule of Investments

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Trading Companies & Distributors ............................ $ — $ 26,011,856 $ — $ 26,011,856
Transportation Infrastructure ............................... — 24,674,620 4,954,628 29,629,248
Wireless Telecommunication Services ......................... — 9,373,838 6,439,000 15,812,838
Investment Companies .................................... 50,959,711 — — 50,959,711
Other Interests .......................................... — — — —
Preferred Securities
IT Services ........................................... — 237,467 314,481 551,948
Machinery ............................................ — — 327,238 327,238
Warrants .............................................. — — — —
Short-Term Securities
Money Market Funds ...................................... 304,560,543 — — 304,560,543
Liabilities
Unfunded Floating Rate Loan Interests
(a)
........................... — (21,957) — (21,957)
$ 355,520,254 $ 2,676,691,274 $ 103,634,280 $ 3,135,845,808
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 3,501,555 $ — $ 3,501,555
Interest rate contracts ....................................... — 1,678,514 — 1,678,514
Liabilities
Foreign currency exchange contracts ............................ — (1,321) — (1,321)
Interest rate contracts ....................................... — (54,768) — (54,768)
$ — $ 5,123,980 $ — $ 5,123,980
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2025 ................................................ $ 13,537,786 $ 760,054 $ 59,813,927 $ 556,470 $ 457 $ 74,668,694
Transfers into Level 3 .......................................................... — — 16,481,525 327,238 — 16,808,763
Transfers out of Level 3 ......................................................... — — (25,787,501) (227,362) — (26,014,863)
Accrued discounts/premiums ...................................................... — (7,860) (1,422) — — (9,282)
Net realized gain (loss) ......................................................... 1,793,044 — (288,932) — — 1,504,112
Net change in unrealized appreciation (depreciation)
(a) (b)
.................................... (3,462,635) (396,805) 4,253,613 (14,627) (457) 379,089
Purchases .................................................................. 1,479,399 — 60,030,736 — — 61,510,135
Sales ..................................................................... (3,887,975) (168,051) (21,156,342) — — (25,212,368)
Closing balance, as of January 31, 2026 ..............................................
$ 9,459,619 $ 187,338 $ 93,345,604 $ 641,719 $ — $ 103,634,280
Net change in unrealized appreciation (depreciation) on investments still held at January 31, 2026
(b)
........
$ (3,462,635) $ — $ 1,452,586 $ (14,627) $ (457) $ (2,025,133)
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at January 31, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities
(unaudited)
January 31, 2026
2026
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock
Floating Rate
Income Portfolio
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 2,808,864,711
Investments, at value — affiliated
(c)
.......................................................................................... 327,003,054
Cash ............................................................................................................. 21,112,891
Cash pledged: –
Centrally cleared swaps ................................................................................................ 4,951,000
Foreign currency, at value
(d)
............................................................................................... 4,622
Receivables: –
Investments sold .................................................................................................... 30,891,577
Securities lending income — affiliated ...................................................................................... 12,891
Capital shares sold ................................................................................................... 5,292,707
Dividends — affiliated ................................................................................................. 902,693
Interest — unaffiliated ................................................................................................. 11,062,859
Unrealized appreciation on: –
OTC swaps ........................................................................................................ 1,678,514
Prepaid e xpenses ..................................................................................................... 149,917
Total a ssets .........................................................................................................
3,211,927,436
LIABILITIES
Cash received: –
Collateral — OTC derivatives ............................................................................................ 1,020,000
Collateral on securities loaned ............................................................................................. 20,866,681
Payables: –
Investments purchased ................................................................................................ 139,580,690
Swaps   .......................................................................................................... 645
Administration fees ................................................................................................... 152,150
Capital shares redeemed ............................................................................................... 25,062,336
Income dividend distributions ............................................................................................ 2,931,423
Interest expense .................................................................................................... 99,443
Investment advisory fees .............................................................................................. 1,305,044
Trustees' and Officer's fees ............................................................................................. 119,058
Other affiliate fees ................................................................................................... 12,375
Professional fees .................................................................................................... 79,990
Service and distribution fees ............................................................................................. 91,948
Variation margin on centrally cleared swaps .................................................................................. 85,112
Other accrued expenses ............................................................................................... 1,492,138
Swap premiums received ................................................................................................ 640,295
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 1,321
OTC swaps ........................................................................................................ 54,768
Unfunded floating rate loan interests ....................................................................................... 21,957
Total li abilities ........................................................................................................
193,617,374
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 3,018,310,062
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 3,556,826,098
Accumulated loss ..................................................................................................... (538,516,036)
NET ASSETS ........................................................................................................
$ 3,018,310,062
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 2,868,951,807
(b)
  Securities loaned, at value ...................................................................................... $ 20,325,200
(c)
  Investments, at cost — affiliated ................................................................................... $ 326,854,750
(d)
  Foreign currency, at cost ....................................................................................... $ 4,488
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
January 31, 2026

Statement of Assets and Liabilities
See notes to financial statements.
BlackRock
Floating Rate
Income Portfolio
NET ASSET VALUE
Institutional
Net assets .........................................................................................................
$ 2,061,993,666
Shares outstanding ...................................................................................................
218,103,500
Net asset value .....................................................................................................
$ 9.45
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Investor A
Net assets .........................................................................................................
$ 294,298,986
Shares outstanding ...................................................................................................
31,136,836
Net asset value .....................................................................................................
$ 9.45
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Investor C
Net assets .........................................................................................................
$ 27,023,603
Shares outstanding ...................................................................................................
2,858,937
Net asset value .....................................................................................................
$ 9.45
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Class K
Net assets .........................................................................................................
$ 634,993,807
Shares outstanding ...................................................................................................
67,201,461
Net asset value .....................................................................................................
$ 9.45
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001

Statement of Operations
(unaudited)
Six Months Ended January 31, 2026
2026
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
Floating Rate
Income Portfolio
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 1,768,449
Dividends — affiliated ................................................................................................. 6,763,979
Interest — unaffiliated ................................................................................................. 105,766,469
Securities lending income — affiliated — net ................................................................................. 52,673
Payment-in-kind interest — unaffiliated ..................................................................................... 1,777,735
Total investment income .................................................................................................
116,129,305
EXPENSES
Investment advisory .................................................................................................. 8,238,940
Transfer agent — class specific .......................................................................................... 1,191,752
Administration ..................................................................................................... 616,301
Service and distribution — class specific .................................................................................... 541,609
Administration — class specific .......................................................................................... 326,966
Accounting services .................................................................................................. 292,594
Professional ....................................................................................................... 115,816
Registration ....................................................................................................... 81,410
Printing and postage ................................................................................................. 29,218
Trustees and Officer .................................................................................................. 26,101
Custodian ......................................................................................................... 15,963
Miscellaneous ...................................................................................................... 42,462
Total expenses excluding interest expense .....................................................................................
11,519,132
Interest expense .................................................................................................... 249,187
Total expenses .......................................................................................................
11,768,319
Less: –
Administration fees waived by the Manager — class specific ....................................................................... (1,448)
Fees waived and/or reimbursed by the Manager ............................................................................... (165,189)
Transfer agent fees waived and/or reimbursed by the Manager — class specific .......................................................... (709)
Total expenses after fees waived and/or reimbursed ..............................................................................
11,600,973
Net investment income ..................................................................................................
104,528,332
REALIZED AND UNREALIZED GAIN (LOSS) $ (49,502,370)
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... (15,240,072)
Investments — affiliated ............................................................................................. 191,779
Forward foreign currency exchange contracts ............................................................................... (223)
Foreign currency transactions ......................................................................................... (11,603)
Swaps ......................................................................................................... 2,269,158
A
(12,790,961)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (36,213,366)
Investments — affiliated ............................................................................................. (174,178)
Forward foreign currency exchange contracts ............................................................................... (5,783)
Foreign currency translations .......................................................................................... 1,273
Swaps ......................................................................................................... (301,162)
Unfunded floating rate loan interests ..................................................................................... (18,193)
A
(36,711,409)
Net realized and unrealized loss ............................................................................................
(49,502,370)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 55,025,962

Statements of Changes in Net Assets

Statements of Changes in Net Assets
See notes to financial statements.
BlackRock Floating Rate Income Portfolio
Six Months Ended
01/31/26 (unaudited)
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 104,528,332  $ 294,614,693
Net realized loss .................................................................................. (12,790,961) (54,008,639)
Net change in unrealized appreciation (depreciation) .......................................................... (36,711,409) 14,114,063
Net increase in net assets resulting from operations ............................................................. 55,025,962  254,720,117
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ..................................................................................... (75,971,017) (183,738,602)
Investor A ...................................................................................... (10,418,009) (23,207,664)
Investor C ...................................................................................... (847,207) (1,998,387)
Class K ....................................................................................... (24,354,631) (89,357,668)
Decrease in net assets resulting from distributions to shareholders ................................................... (111,590,864) (298,302,321)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (497,269,252) (799,697,928)
NET ASSETS
Total decrease in net assets ............................................................................ (553,834,154) (843,280,132)
Beginning of period .................................................................................. 3,572,144,216  4,415,424,348
End of period ......................................................................................
$ 3,018,310,062  $ 3,572,144,216
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock Floating Rate Income Portfolio
Institutional
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Period from
09/01/22 to
07/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Year Ended
08/31/20
Net asset value, beginning of period .
$ 9.62  $ 9.68  $ 9.63  $ 9.53  $ 9.93  $ 9.61  $ 9.95
Net investment income
(a)
.........
0 .31  0 .70  0 .83  0 .67  0 .38  0 .36  0 .43
Net realized and unrealized gain (loss)
( 0 .15 ) ( 0 .06 ) 0 .06  0 .11  ( 0 .41 ) 0 .32  ( 0 .35 )
Net increase (decrease) from investment
operations ................ 0.16  0.64  0.89  0.78  (0.03) 0.68  0.08
Distributions
(b)
– – – – – – –
From net investment income ......
( 0 .33 ) ( 0 .70 ) ( 0 .84 ) ( 0 .68 ) ( 0 .37 ) ( 0 .36 ) ( 0 .42 )
Return of capital ............... —  —  —  ( 0 .00 )
(c)
—  —  —
Total distributions ............... (0.33) (0.70) (0.84) (0.68) (0.37) (0.36) (0.42)
Net asset value, end of period ...... $ 9.45  $ 9.62  $ 9.68  $ 9.63  $ 9.53  $ 9.93  $ 9.61
Total Return
(d)
— — — — — — —
Based on net asset value .......... 1.67%
(e)
6.87% 9.59% 8.57%
(e)
(0.27)% 7.14% 0.87%
Ratios to Average Net Assets
(f)
Total expen ses .................
0.70%
(g)
0.69% 0.69% 0.68%
(g)
0.67% 0.70% 0.68%
Total expenses after fees waived and/or
reimbursed ..................
0.69%
(g)
0.68% 0.68% 0.67%
(g)
0.66% 0.69% 0.67%
Total expenses after fees waived and/
or reimbursed and excluding interest
expense . ...................
0.68%
(g)
0.66% 0.68% 0.67%
(g)
0.66% 0.69% 0.67%
Net investment income ...........
6.40%
(g)
7.22% 8.54% 7.69%
(g)
3.89% 3.64% 4.49%
Supplemental Data
Net assets, end of period (000) ...... $ 2,061,994  $ 2,277,179  $ 2,774,795  $ 2,726,042  $ 3,099,810  $ 2,282,592  $ 1,434,116
Portfolio turnover rate ............. 22% 47% 41%
(h)
25% 41% 47% 80%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Floating Rate Income Portfolio
Investor A
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Period from
09/01/22 to
07/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Year Ended
08/31/20
Net asset value, beginning of period .
$ 9.62  $ 9.68  $ 9.63  $ 9.52  $ 9.93  $ 9.61  $ 9.95
Net investment income
(a)
.........
0 .30  0 .67  0 .80  0 .65  0 .35  0 .34  0 .41
Net realized and unrealized gain (loss)
( 0 .15 ) ( 0 .05 ) 0 .06  0 .12  ( 0 .41 ) 0 .31  ( 0 .36 )
Net increase (decrease) from investment
operations ................ 0.15  0.62  0.86  0.77  (0.06) 0.65  0.05
Distributions
(b)
– – – – – – –
From net investment income ......
( 0 .32 ) ( 0 .68 ) ( 0 .81 ) ( 0 .66 ) ( 0 .35 ) ( 0 .33 ) ( 0 .39 )
Return of capital ............... —  —  —  ( 0 .00 )
(c)
—  —  —
Total distributions ............... (0.32) (0.68) (0.81) (0.66) (0.35) (0.33) (0.39)
Net asset value, end of period ...... $ 9.45  $ 9.62  $ 9.68  $ 9.63  $ 9.52  $ 9.93  $ 9.61
Total Return
(d)
— — — — — — —
Based on net asset value .......... 1.54%
(e)
6.60% 9.32% 8.45%
(e)
(0.61)% 6.89% 0.60%
Ratios to Average Net Assets
(f)
Total expen ses .................
0.96%
(g)
0.95% 0.94% 0.92%
(g)
0.91% 0.94% 0.95%
Total expenses after fees waived and/or
reimbursed ..................
0.95%
(g)
0.94% 0.92% 0.91%
(g)
0.90% 0.94% 0.94%
Total expenses after fees waived and/
or reimbursed and excluding interest
expense . ...................
0.94%
(g)
0.92% 0.92% 0.91%
(g)
0.90% 0.94% 0.94%
Net investment income ...........
6.14%
(g)
6.95% 8.31% 7.45%
(g)
3.62% 3.43% 4.20%
Supplemental Data
Net assets, end of period (000) ...... $ 294,299  $ 323,196  $ 339,424  $ 339,621  $ 386,590  $ 319,889  $ 292,670
Portfolio turnover rate ............. 22% 47% 41%
(h)
25% 41% 47% 80%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock Floating Rate Income Portfolio
Investor C
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Period from
09/01/22 to
07/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Year Ended
08/31/20
Net asset value, beginning of period
$ 9.62  $ 9.68  $ 9.63  $ 9.53  $ 9.93  $ 9.61  $ 9.95
Net investment income
(a)
........
0 .26  0 .60  0 .73  0 .58  0 .28  0 .26  0 .33
Net realized and unrealized gain (loss)
( 0 .15 ) ( 0 .05 ) 0 .06  0 .12  ( 0 .40 ) 0 .32  ( 0 .35 )
Net increase (decrease) from investment
operations ............... 0.11  0.55  0.79  0.70  (0.12) 0.58  (0.02)
Distributions
(b)
– – – – – – –
From net investment income .....
( 0 .28 ) ( 0 .61 ) ( 0 .74 ) ( 0 .60 ) ( 0 .28 ) ( 0 .26 ) ( 0 .32 )
Return of capital .............. —  —  —  ( 0 .00 )
(c)
—  —  —
Total distributions .............. (0.28) (0.61) (0.74) (0.60) (0.28) (0.26) (0.32)
Net asset value, end of period ..... $ 9.45  $ 9.62  $ 9.68  $ 9.63  $ 9.53  $ 9.93  $ 9.61
Total Return
(d)
— — — — — — —
Based on net asset value ......... 1.16%
(e)
5.82% 8.50% 7.57%
(e)
(1.26)% 6.06% (0.16)%
Ratios to Average Net Assets
(f)
Total expen ses ................
1.71%
(g)
1.68% 1.70% 1.69%
(g)
1.67% 1.72% 1.72%
Total expenses after fees waived and/or
reimbursed .................
1.70%
(g)
1.68% 1.69% 1.68%
(g)
1.66% 1.71% 1.71%
Total expenses after fees waived and/
or reimbursed and excluding interest
expense . ..................
1.69%
(g)
1.66% 1.69% 1.68%
(g)
1.66% 1.71% 1.71%
Net investment income ..........
5.40%
(g)
6.21% 7.54% 6.68%
(g)
2.86% 2.67% 3.47%
Supplemental Data
Net assets, end of period (000) ..... $ 27,024  $ 31,360  $ 31,921  $ 34,067  $ 38,141  $ 36,581  $ 45,261
Portfolio turnover rate ............ 22% 47% 41%
(h)
25% 41% 47% 80%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Floating Rate Income Portfolio
Class K
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Period from
09/01/22 to
07/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Year Ended
08/31/20
Net asset value, beginning of period .
$ 9.62  $ 9.68  $ 9.63  $ 9.52  $ 9.92  $ 9.61  $ 9.95
Net investment income
(a)
.........
0 .32  0 .70  0 .83  0 .67  0 .39  0 .36  0 .43
Net realized and unrealized gain (loss)
( 0 .16 ) ( 0 .05 ) 0 .07  0 .13  ( 0 .41 ) 0 .32  ( 0 .35 )
Net increase (decrease) from investment
operations ................ 0.16  0.65  0.90  0.80  (0.02) 0.68  0.08
Distributions
(b)
– – – – – – –
From net investment income ......
( 0 .33 ) ( 0 .71 ) ( 0 .85 ) ( 0 .69 ) ( 0 .38 ) ( 0 .37 ) ( 0 .42 )
Return of capital ............... —  —  —  ( 0 .00 )
(c)
—  —  —
Total distributions ............... (0.33) (0.71) (0.85) (0.69) (0.38) (0.37) (0.42)
Net asset value, end of period ...... $ 9.45  $ 9.62  $ 9.68  $ 9.63  $ 9.52  $ 9.92  $ 9.61
Total Return
(d)
— — — — — — —
Based on net asset value .......... 1.71%
(e)
6.97% 9.68% 8.76%
(e)
(0.18)% 7.12% 0.92%
Ratios to Average Net Assets
(f)
Total expen ses .................
0.62%
(g)
0.60% 0.61% 0.60%
(g)
0.57% 0.61% 0.63%
Total expenses after fees waived and/or
reimbursed ..................
0.61%
(g)
0.59% 0.60% 0.59%
(g)
0.57% 0.61% 0.62%
Total expenses after fees waived and/
or reimbursed and excluding interest
expense . ...................
0.60%
(g)
0.58% 0.60% 0.59%
(g)
0.57% 0.61% 0.62%
Net investment income ...........
6.54%
(g)
7.31% 8.59% 7.70%
(g)
3.96% 3.68% 4.46%
Supplemental Data
Net assets, end of period (000) ...... $ 634,994  $ 940,409  $ 1,269,285  $ 1,097,174  $ 1,617,756  $ 1,429,784  $ 569,739
Portfolio turnover rate ............. 22% 47% 41%
(h)
25% 41% 47% 80%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

1. ORGANIZATION
BlackRock Funds V (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. BlackRock Floating Rate Income Portfolio (the “Fund”) is a series of the Trust. The Fund is classified as a diversified fund under the 1940 Act.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
 Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
 A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”),  the  trustees who are not
“interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed-Income Complex and reflected as Trustee and Officer expense on the Statement of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. As of period end, the Fund had the following unfunded floating rate loan interests:
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
BlackRock Floating Rate
Income Portfolio Chicago US MidCo III LP, Delayed Draw 1st Lien Term Loan .... $ 1,242,869 $ 1,242,869 $ 1,238,991 $ (3,878)
BlackRock Floating Rate
Income Portfolio Citrin Cooperman Advisors LLC, Delayed Draw 1st Lien Term Loan 313,863 310,725 310,332 (393)
BlackRock Floating Rate
Income Portfolio CP Iris Holdco I, Inc., Delayed Draw 1st Lien Term Loan ....... 669,037 669,037 664,019 (5,018)
BlackRock Floating Rate
Income Portfolio Kaman Corp., Delayed Draw 1st Lien Term Loan ............ 348,880 348,443 348,395 (48)
BlackRock Floating Rate
Income Portfolio Pinnacle Buyer LLC, Delayed Draw 1st Lien Term Loan B ...... 842,047 842,047 842,047 –
BlackRock Floating Rate
Income Portfolio Pye-Barker Fire & Safety LLC, Delayed Draw 1st Lien Term Loan 755,300 755,300 754,983 (317)
BlackRock Floating Rate
Income Portfolio Radiate Holdco LLC, Delayed Draw 1st Lien Term Loan ....... 388,341 388,341 387,370 (971)
BlackRock Floating Rate
Income Portfolio Raven Acquisition Holdings LLC, Delayed Draw 1st Lien Term Loan 260,741 259,437 257,873 (1,564)
BlackRock Floating Rate
Income Portfolio SWF Holdings I Corp., Delayed Draw 1st Lien Term Loan ...... 1,233,332 1,233,332 1,223,564 (9,768)
$ (21,957)
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
UBS Securities LLC ............................... $ 20,325,200 $ (20,325,200) $ — $ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the  Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the
Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended January 31, 2026, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.550%
$1 billion - $2 billion ..................................................................................................... 0.500
$2 billion - $3 billion ..................................................................................................... 0.475
$3 billion - $10 billion .................................................................................................... 0.450
Greater than $10 billion ................................................................................................... 0.440
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% — %
Investor C ................................................................................................. 0.25 0.75
Investor A Investor C Total
Service and distribution - class specific ............................................................. $ 396,188 $ 145,421 $ 541,609

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, majority-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended January 31, 2026, the Fund paid the following to the Manager in return for these services, which are included in administration — class specific in the Statement of Operations:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended January 31, 2026, the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended January 31, 2026, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
For the six months ended January 31, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the six months  ended  January 31, 2026 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund's Investor
A Shares for a total of $8,987 .
For the six months ended January 31, 2026, affiliates received CDSCs as follows:
Expense Limitations, Waivers, and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent  Trustees , or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended
January 31, 2026, the amount waived was $117,745.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended January 31, 2026, the Manager waived $44,148 in investment advisory fees pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended January 31, 2026, the Manager waived and/
or reimbursed investment advisory fees of $3,296, which is included in fees waived and/or reimbursed by the Manager and transfer agent fees waived and/or reimbursed
— class specific, respectively, in the Statement of Operations.
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Institutional Investor A Investor C Class K Total
Administration fees - class specific .......................................... $ 222,309 $ 31,695 $ 2,908 $ 70,054 $ 326,966
Institutional Investor A Investor C Class K Total
Reimbursed Amount .................................................... $ 1,944 $ 2,873 $ 1,213 $ 1,159 $ 7,189
Institutional Investor A Investor C Class K Total
Transfer agent fees - class specific .......................................... $ 990,245 $ 154,812 $ 14,168 $ 32,527 $ 1,191,752
Investor A $ 522
Investor C 11,645
Institutional Investor A Investor C Class K
Expense Limitations ................................................ 0.70% 1.05% 1.80% 0.65%

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statement of Operations. For the six months ended January 31, 2026, class specific expense waivers and/or reimbursements are as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeds a specific threshold, the fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2026, the Fund retained 81% of securities lending income (which excluded collateral investment fees) and this amount retained could never be less than
70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeded a specific threshold, the Fund would retain for the remainder of that calendar year 84% of securities lending income (which excluded collateral investment fees), and this amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended January 31, 2026, the Fund paid BIM $10,222 for securities lending agent services.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
7. PURCHASES AND SALES
For the six months ended January 31, 2026, purchases and sales of investments, including paydowns/payups excluding short-term securities, were $655,399,693 and
$1,116,265,659, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of January 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial
Share Class
Administration Fees
Waived by the Manager
— Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
— Class Specific
Class K ...................................................................................... $ 1,448 $ 709
$ — $ —

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund's NAV.
As of July 31, 2025, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $466,435,025.
As of January 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Of the aggregate $2.40 billion commitment amount,
$650 million is specifically designated to the Fund and another participating Fund. The remaining $1.75 billion commitment is available to all Participating Funds, but the
Fund can borrow up to an additional $350 million in the aggregate of the remaining aggregate commitment, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a)
Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of Daily Simple Secured Overnight Financing Rate (“SOFR”)
(but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and 0.80% per annum. The agreement expires in April 2026 unless extended or renewed.
Prior to April 30, 2024, the aggregate commitment amount was $2.50 billion and the fee was 0.10% per annum. The Fund paid an upfront commitment fee of 0.04% on new commitments of $250 million, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended January 31, 2026, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Floating Rate Income Portfolio ................................. $ 3,196,570,270 $ 22,063,935 $ (77,642,460) $ (55,578,525)

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
Year Ended
01/31/26
Year Ended
07/31/25
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Floating Rate Income Portfolio
Institutional
Shares sold .............................................
30,245,994 $ 289,337,450 94,559,264 $ 911,680,107
Shares issued in reinvestment of distributions ........................
6,860,249 65,514,229 16,685,464 160,801,110
Shares redeemed .........................................
(55,632,577) (531,865,567) (161,211,799) (1,545,198,342)
(18,526,334) $ (177,013,888) (49,967,071) $ (472,717,125)
Investor A
Shares sold and automatic conversion of shares .......................
2,939,275 $ 28,107,789 9,883,066 $ 95,228,786
Shares issued in reinvestment of distributions ........................
919,335 8,779,631 2,025,128 19,505,388
Shares redeemed .........................................
(6,314,489) (60,350,890) (13,383,866) (128,781,140)
(2,455,879) $ (23,463,470) (1,475,672) $ (14,046,966)
Investor C
Shares sold .............................................
310,752 $ 2,971,647 1,187,486 $ 11,441,315
Shares issued in reinvestment of distributions ........................
80,956 773,218 187,706 1,807,722
Shares redeemed and automatic conversion of shares ..................
(792,152) (7,577,586) (1,413,553) (13,604,823)
(400,444) $ (3,832,721) (38,361) $ (355,786)
Class K
Shares sold .............................................
6,821,290 $ 65,272,747 63,114,301 $ 609,627,245
Shares issued in reinvestment of distributions ........................
2,190,689 20,916,321 8,511,978 82,000,507
Shares redeemed .........................................
(39,591,393) (379,148,241) (105,009,937) (1,004,205,803)
(30,579,414) $ (292,959,173) (33,383,658) $ (312,578,051)
(51,962,071) $ (497,269,252) (84,864,762) $ (799,697,928)

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Additional Information
2026
BlackRock Semi-Annual Financial Statements and Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Fund.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)

Additional Information
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in these Financial Statements
2026
BlackRock Semi-Annual Financial Statements and Additional Information

Currency Abbreviation
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
OTC Over-the-counter
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report.
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds V

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds V

Date: March 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds V

Date: March 23, 2026

By:     /s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds V

Date: March 23, 2026